Discontinued operations - Summary of Total Financial Assets and Financial Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	€ 2,475	€ 8,431
Designated	184,089	258,830
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	4,877	9,617
Designated	55,254	71,242
Investments for general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	41	41
Designated	4,527	8,440
Investments for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	0
Designated	179,563	250,390
Investments for account of policyholders [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	0
Designated	55,254	71,242
Derivatives not designated as hedges [member] | Financial assets at fair value through profit or loss [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	2,434	8,390
Designated	0
Derivatives not designated as hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	4,877	€ 9,617
Discontinued operations [member] | Financial assets at fair value through profit or loss [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	6,522
Designated	21,960
Discontinued operations [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	8,378
Designated	1,396
Discontinued operations [member] | Investments for general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Designated	2,864
Discontinued operations [member] | Investments for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Designated	19,097
Discontinued operations [member] | Investments for account of policyholders [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Designated	1,396
Discontinued operations [member] | Derivatives not designated as hedges [member] | Financial assets at fair value through profit or loss [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	6,522
Discontinued operations [member] | Derivatives not designated as hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Relating to Discontinued Operations [Line Items]
Trading	€ 8,378